Convertible Notes Payable (Details) - Schedule of Amortization of Debt Discount - USD ($)	3 Months Ended	6 Months Ended		12 Months Ended		15 Months Ended
	Nov. 30, 2020	Nov. 30, 2021	Nov. 30, 2020	May 31, 2021	May 31, 2020	Nov. 30, 2021
Schedule of Amortization of Debt Discount [Abstract]
Discounts on notes payable amortized to interest expense	$ 395,070,000	$ 35,496,000	$ 790,140,000	$ 2,203,234	$ 1,580,280	$ 14,199,000